UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of Registered
Management Investment Companies

Investment Company Act File Number: 811-4653

The American Funds Tax-Exempt Series I
(Exact name of Registrant as specified in charter)
1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Michael W. Stockton
Treasurer
The American Funds Tax-Exempt Series I
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Registrant's telephone number, including area code: (202) 842-5665

Date of fiscal year end: July 31, 2008

Date of reporting period: July 31, 2008

ITEM 1. Reports to Stockholders.

[Annual report dated July 31, 2008 attached]

American Funds®

The right choice for the long term®

The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia

The American Funds
Tax-Exempt Series I

Annual report for the year ended July 31, 2008

The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia

The American Funds
Tax-Exempt Series I

Annual report for the year ended July 31, 2008

The Tax-Exempt Fund of Maryland®seeks a high level of current income free from federal and Maryland state income taxes. Additionally, the Fund seeks to preserve capital.

The Tax-Exempt Fund of Virginia®seeks a high level of current income free from federal and Virginia state income taxes. Additionally, the Fund seeks to preserve capital.

These Funds are two of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2008 (the most recent calendar quarter-end):

Class A shares		1 year	5 years	10 years
Reflecting 3.75% maximum sales charge	The Tax-Exempt Fund of Maryland	–3.39%	1.71%	3.40%
	The Tax-Exempt Fund of Virginia	–1.88	1.64	3.54
At net asset value	The Tax-Exempt Fund of Maryland	0.35	2.50	3.80
	The Tax-Exempt Fund of Virginia	1.93	2.41	3.93

The total annual Fund operating expense ratios for Class A shares as of the most recent fiscal year-end were 0.69% for The Tax-Exempt Fund of Maryland and 0.68% for The Tax-Exempt Fund of Virginia. These figures do not reflect any fee waivers that were in effect; therefore, the actual expense ratios, which reflect the fee waivers described below, were lower.

The Funds’ investment adviser and business manager each waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waivers applied. Fund results would have been lower without the waivers. Please see the Financial Highlights tables on pages 21 and 22 for details.

The Funds’ 30-day yields for Class A shares as of August 31, 2008, calculated in accordance with the Securities and Exchange Commission formula, were 3.40% for The Tax-Exempt Fund of Maryland and 3.33% for The Tax-Exempt Fund of Virginia (3.36% and 3.30%, respectively, without the fee waivers). (For investors in the 42.95% Maryland tax bracket and the 40.75% Virginia tax bracket, this is equivalent to taxable yields of 5.96% for The Tax-Exempt Fund of Maryland and 5.62% for The Tax-Exempt Fund of Virginia — 5.89% and 5.57%, respectively, without the fee waivers.) The Funds’ distribution rates for Class A shares as of that date were 3.84% and 3.71%, respectively (3.82% and 3.69%, respectively, without the fee waivers). All figures reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which each Fund is earning income on its current portfolio of securities while the distribution rate reflects the Funds’ past dividends paid to shareholders. Accordingly, the Funds’ SEC yields and distribution rates may differ.

Results for other share classes can be found on page 28.

All investments are subject to certain risks. The value of shares of the Funds will fluctuate as interest rates change. Bond funds carry the risks of the securities in which they invest, such as, inflation, interest rate fluctuations and credit or default risk. The return of principal in bond funds is not guaranteed. Additionally, each Fund is more susceptible to factors adversely affecting issuers of its state’s tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.

Cover: Sugarloaf Mountain, Maryland.

Fellow shareholders:

For the 12 months ended July 31, 2008, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia continued to be relatively stable providers of tax-exempt income, despite a difficult market environment. The Maryland Fund and the Virginia Fund distributed tax-free income dividends of 61 cents and 62 cents a share, respectively.

The Maryland Fund’s tax-exempt income return, with dividends reinvested, was 3.96%, which is equivalent to a 6.94% taxable income return if you are in the highest combined federal, state and local tax bracket of 42.95%. If you took your dividends in cash, your income return was 3.89%, the equivalent of a 6.82% taxable income return.

The Virginia Fund’s tax-exempt income return, with dividends reinvested, was 3.87%, which is equal to a 6.53% taxable income return if you are in the highest combined federal, state and local tax bracket of 40.75%. If you took your dividends in cash, your income return was 3.80%, which is equivalent to a 6.41% taxable income return.

Over the course of the past fiscal year, municipal bond yields have been somewhat volatile. Measured from the start of the fiscal year to its end, yields were up; as a result, the share price of the Maryland Fund decreased from $15.76 to $15.16, and that of the Virginia Fund fell from $16.30 to $15.90. Neither Fund paid capital gain distributions during the fiscal year. If, like most shareholders of the Funds, you reinvested your dividends, your total return for the period was 0.09% for the Maryland Fund and 1.36% for the Virginia Fund, both of which beat their respective Lipper Municipal Debt Funds Averages. The table below highlights the Funds’ average annual total returns for Class A shares at net asset value over longer periods and compares them with their respective peer-group averages — the Lipper Maryland Municipal Debt Funds Average and the Lipper Virginia Municipal Debt Funds Average.

For periods ended July 31, 2008, with all distributions reinvested	1 year	5 years	10 years
The Tax-Exempt Fund of Maryland	0.09%	3.16%	3.78%
Lipper Maryland Municipal Debt Funds Average	–0.42	3.15	3.75
The Tax-Exempt Fund of Virginia	1.36	3.22	3.91
Lipper Virginia Municipal Debt Funds Average	–1.14	3.40	3.80

The national economy and the financial markets
The municipal bond markets came under pressure during the Funds’ fiscal year due to a number of issues within the larger financial marketplace. The housing crisis that has plagued the American economy for more than a year created substantial losses at many financial institutions. The economy slowed considerably, and credit markets tightened.

The Federal Reserve Board responded. Beginning in September 2007, the Fed lowered the federal funds rate seven times during the Funds’ fiscal year, from 5.25% to 2.00%, and gave financial institutions a much-needed source of capital by creating a lending facility to improve the ability of primary dealers to provide financing to participants in securitization markets. Nonetheless, higher oil and commodity prices exacerbated existing economic problems, and by the end of the fiscal year, inflation and recession worries remained.

Maryland and Virginia economies
Both Maryland and Virginia continue to experience relatively strong economies. Each has unemployment rates that are considerably lower than the national unemployment rate, as well as high national rankings in terms of personal wealth. However, both states have recently experienced budget shortfalls and are responding by reducing expenditures or increasing taxes or combining these approaches. For example, Maryland has increased its sales and income taxes.

Maryland’s and Virginia’s general obligation bonds, which are backed by the full faith and credit of their state government, continue to receive the highest ratings from the principal rating agencies. These favorable ratings reflect the bonds’ strength. Typically, general obligation bonds are used to fund state, county and local government projects, such as roads, sewer systems and waste-treatment facilities.

The municipal bond market and Funds’ portfolios
While mortgage- and asset-backed securities were hit the hardest by the bond market’s troubles, the municipal bond market also came under pressure. Some municipal bond insurers experienced ratings downgrades during the year, which resulted in similar downgrades for some insured municipal bonds. This, in turn, led to sales of these bonds by some investors, depressing prices at the time. In addition, auction-rate securities fell dramatically in value over the past year as interest in these variable-rate bonds waned and fewer bidders emerged. As of this writing, bond yields remain volatile.

On May 19, 2008, the U.S. Supreme Court ruled to uphold a state’s right to exempt its own bonds from state taxation while taxing bonds issued by other states.

Both Funds continue to hold high percentages of higher quality and relatively liquid securities and remain broadly diversified. Please see the tables on page 4 for the Maryland Fund and on page 10 for the Virginia Fund.

Going forward
Traditionally, the municipal bond market has been a haven for investors seeking shelter from the turmoil of the financial markets. Despite the recent problems with bond insurers and other segments of the market, such as auction-rate securities, we continue to seek opportunities in the bond markets of both states. Maryland and Virginia continue to be economically sound, and we believe the Funds can provide a good investment opportunity for those with a long-term perspective.

Sincerely,

James H. Lemon, Jr. Vice Chairman of the Board	Jeffrey L. Steele President

September 8, 2008

For current information about the Funds, visit americanfunds.com.

The growth of a $10,000 investment
The Tax-Exempt Fund of Maryland

In the table below are the plot points for the charts provided above.

Year-ended:	TEFMD @ mop[5]	TEFMD @ nav[4,5]	Lipper MD Muni Debt Funds Average[5]	Lehman Brothers Muni Bond Index[3]	CPI[6]	TEFVA @ mop[5]	TEFVA @ nav[4,5]	Lipper VA Muni Debt Funds Average[5]	Lehman Brothers Muni Bond Index[3]	CPI[6]

7/31/1998	9,628	10,000	10,000	10,000	10,000	9,624	10,000	10,000	10,000	10,000
7/31/1999	9,847	10,227	10,158	10,288	10,214	9,836	10,221	10,156	10,288	10,214
7/31/2000	10,047	10,435	10,349	10,731	10,588	10,155	10,553	10,384	10,731	10,588
7/31/2001	10,928	11,350	11,300	11,813	10,876	11,110	11,544	11,326	11,813	10,876
7/31/2002	11,599	12,047	11,928	12,605	11,036	11,785	12,246	11,899	12,605	11,036
7/31/2003	11,944	12,406	12,262	13,059	11,268	12,058	12,529	12,230	13,059	11,268
7/31/2004	12,562	13,048	12,894	13,815	11,605	12,620	13,114	12,900	13,815	11,605
7/31/2005	13,205	13,715	13,570	14,692	11,973	13,199	13,715	13,657	14,692	11,973
7/31/2006	13,505	14,027	13,859	15,067	12,469	13,466	13,993	13,923	15,067	12,469
7/31/2007	13,944	14,483	14,331	15,709	12,763	13,939	14,484	14,392	15,709	12,763
7/31/2008	13,956	14,496	14,454	16,154	TK	14,129	14,681	14,524	16,154	TK

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and eliminated for purchases of $1million or more.
[2]The maximum initial sales charge was 4.75% prior to January 10, 2000.
[3]The index is a national index not limited to Maryland or Virginia bonds. It is unmanaged and does not reflect sales charges, commissions or expenses.
[4]Results at net asset value (not including sales charge).
[5]With distributions reinvested. The Lipper averages do not reflect sales charges.
[6] Computed from data suppied by the U.S. Department of Labor, Bureau of Labor Statistics.

Past results are not predictive of future results. The results shown above are before taxes on Fund distributions and sale of Fund shares.

The Funds’ investment adviser and business manager each waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005.  Fund results shown reflect the waivers, without which they would have been lower.  Please see the Financial Highlights tables on pages 21 and 22 for details.

Summary investment portfolio July 31, 2008

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

* Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the Fund’s investment analysts. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
† Maturity measured using average life, which reflects the potential impact of call options. Securities are included at prerefunded dates, not maturity dates.

Bonds & notes — 92.30%	Principal amount (000)	Market value (000)	Percent of net assets
Maryland — 86.42%
State Issuers — 49.10%
Community Dev. Administration, Dept. of Housing and Community Dev., AMT:
Housing Rev. Bonds:
Series 2007-A, 4.85% 2037	$2,650	$ 2,201
GNMA Collateralized, Series 2002-B, 4.85% 2022	2,000	1,878	1.22%
Residential Rev. Bonds:
Series 2006-F, 6.00% 2039	3,545	3,632
Series 2001-H, 5.20% 2022	900	882
Series 2006-L, 4.80% 2021	1,500	1,408
Series 2006-P, 4.55% 2026	500	427
Series 2007-D, 4.80% 2032	1,000	844
Series D, 4.65% 2022	1,000	914
Series H, 5.00% 2027	1,000	913
Series I, 6.00% 2041	1,785	1,811
Series 1998-B, 5.00% 2008–2009	2,440	2,457	3.96
Econ. Dev. Corp.:
Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT,
5.25%–5.50% 2012–2015	4,500	4,644	1.38
Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002,
5.00%–5.375% 2014–2019	3,255	3,468	1.03
Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	1,890	2,160.64
Student Housing Rev. Bonds (Towson University Project), Series 2007-A:
5.25% 2037	3,265	2,829
5.25% 2024	1,000	931	1.12
Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured:
5.25% 2011	3,355	3,547
5.375% 2015	2,190	2,302
Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, 5.00% 2020–2026	3,000	2,820	2.58
Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Rev. Bonds (Wheelabrator Water Technologies Baltimore LLC Projects), Series 1996, AMT, 6.30% 2010	2,230	2,254.67
G.O. Bonds, State and Local Facs.:
Second Series Loan of 2007, 5.00% 2010	4,000	4,219
First Series Loan of 2000, Series H, 5.50% 2010	2,000	2,129
First Series Loan of 2001, Series H, 5.50% 2011	1,000	1,075
First Series Loan of 2003, Capital Improvement Bonds, Series A, 5.25% 2016	1,500	1,676
Second Series Loan of 2002, Series B, 5.25% 2009	1,000	1,018
Second Series Loan of 2008, 5.00% 2023	2,000	2,117	3.64%
Health and Higher Educational Facs. Auth.:
FHA Insured Mortgage Rev. Bonds, Western Maryland Health System Issue, Series 2006-A, MBIA insured, 5.00% 2024	3,500	3,504	1.04
Rev. Bonds:
Edenwald Issue, Series 2006-A, 5.40% 2037	2,500	2,176.65
LifeBridge Health Issue:
Series 2004-A:
5.00% 2014 (escrowed to maturity)	2,450	2,659
5.00%–5.25% 2012–2018	2,000	2,165	1.44
Series 2008:
ASSURED GUARANTY insured, 5.00% 2020	2,710	2,848
5.00% 2028	1,000	1,011	1.15
Mercy Medical Center Issue, Series 2007-A, 5.00% 2032	4,000	3,546
Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, 6.50% 2013	1,715	1,888	1.62
Mercy Ridge Issue:
Series 2003-A, 6.00% 2035 (preref. 2013)	2,000	2,241.67
Series 2007, 4.75% 2034	3,590	2,979
Series 2007, 4.50% 2022–2035	2,065	1,729	1.40
Peninsula Regional Medical Center Issue, Series 2006:
5.00% 2036	4,500	4,317
5.00% 2016–2021	2,200	2,253	1.96
University of Maryland Medical System Issue:
Series 2000, 6.75% 2030 (preref. 2010)	2,000	2,186.65
Series 2005, AMBAC insured, 5.25% 2028	2,500	2,506
Series 2006-A, 5.00% 2036	2,000	1,905	1.31
Rev. Ref. Bonds:
Johns Hopkins University Issue:
Series 2001-A, 5.00% 2018	2,000	2,182
Series 1998, 5.25% 2014	1,375	1,406
Series 2002-A, 5.00% 2032	1,000	1,004
Series 2001-A, 5.00% 2011–2013	2,000	2,115	2.00
MedStar Health Issue, Series 2004:
5.75% 2016	3,500	3,678
5.00%–5.75% 2013–2033	4,345	4,509	2.44
Dept. of Transportation:
Consolidated Transportation Bonds:
Series 2002, 5.50% 2017	2,000	2,257
Series 2003, 5.25% 2014	4,000	4,443
Series 2008, 5.00% 2020	2,000	2,142
Series 2003, 5.00% 2015	1,500	1,642
Series 2004, 5.00% 2018	1,000	1,058
Project Certs. of Part. (Mass Transit Administration Project), Series 2000, AMT, 5.00% 2008	1,415	1,422	3.86
Transportation Auth., Transportation Facs. Projects Rev. Bonds:
Series 2007, FSA insured, 5.00% 2021	3,000	3,176
Series 2008, 5.00% 2023	3,140	3,303
Series 2008, 5.00% 2020–2022	2,545	2,716	2.74
University System, Auxiliary Fac. and Tuition Rev. Bonds:
Series 2002-A, 5.125% 2022 (preref. 2012)	2,000	2,157.64
Series 2001-B, 4.00% 2013	1,000	1,024
Series 2005-A, 5.00% 2018	2,000	2,112
Series 2008-A, 5.00% 2022	1,500	1,586	1.41
Other securities		26,465	7.88
		164,866	49.10

City & County Issuers — 37.32%
City of Annapolis, Special Obligation Bonds (Park Place Project):
Series 2005-B, 4.75% 2034	2,982	2,603
Series 2005-A, 5.35% 2034	1,969	1,656	1.27
Anne Arundel County, G.O. Bonds:
Consolidated General Improvements:
Series 2008, 5.00% 2018	2,250	2,466
Ref. Series 2006, 5.00% 2017	1,590	1,730
Series 2005, 5.00% 2016	1,500	1,631
Series 2002, 5.25% 2012	1,000	1,083
Consolidated Golf Course Project, Series 2005, 5.00% 2018–2021	2,515	2,635	2.84
Baltimore County:
G.O. Bonds:
Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015 (preref. 2012)	3,000	3,267
Metropolitan Dist. Bonds (67th Issue), 5.00% 2018	1,500	1,611	1.45
Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A:
5.00% 2022	2,600	2,504
5.00% 2037	3,000	2,679	1.54
Mayor and City Council of Baltimore:
Convention Center Hotel Rev. Bonds:
Series 2006-B, 5.875% 2039	2,500	2,186
Series 2006-A, 5.25% 2018–2023	3,000	2,902	1.52
G.O. Consolidated Public Improvement Bonds, Series 2008-A:
5.00% 2020	2,315	2,478
5.00% 2021	1,280	1,358	1.14
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds:
Series 1998, 6.625% 2025	3,000	3,012
Series 2004-B, 5.95%–6.25% 2030	2,412	2,255	1.57
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A:
5.125% 2036	3,420	2,991
5.125% 2026	1,000	927	1.17
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,261.97
Montgomery County:
G.O. Consolidated Public Improvement Bonds, Series 2001-A:
5.25% 2015	2,000	2,146
4.75% 2011–2012	2,000	2,112	1.27
Housing Opportunities Commission, Multi-family Housing Dev. Bonds:
Series 2004-A, 4.65% 2030	2,670	2,513
Series 2007-A, AMT, 4.55%–4.70% 2027–2037	4,115	3,404	1.76
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT:
AMBAC insured, 5.50% 2010	2,500	2,568
5.50% 2016	1,000	1,025	1.07
Prince George’s County:
G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021	3,500	3,714	1.11
Special Obligation Bonds (National Harbor Project), Series 2004:
5.20% 2034	4,500	3,823
4.70% 2015	1,900	1,840	1.69
Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50%–4.70% 2017–2026	3,930	3,532	1.05
Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,686	2,963.88
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 2001, 4.50% 2015 (preref. 2011)	3,000	3,152.94
Westminster, Educational Facs. Rev. Bonds (McDaniel College, Inc.), Series 2006, 4.50% 2036	3,000	2,405.72
Other securities		44,870	13.36
		125,302	37.32

Puerto Rico — 5.13%
Electric Power Auth.:
Power Rev. Bonds, Series WW, 5.25% 2033	1,000	986
Power Rev. Ref. Bonds:
Forward Delivery, Series QQ, 5.50% 2015	1,000	1,058
Series UU, 2.39% 2029[1]	1,500	1,260
Rev. Ref. Bonds, Series KK, 5.00% 2011	1,000	1,038	1.29
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	4,500	4,817	1.44
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A:
5.75% 2027 (put 2012)	3,755	3,820
FGIC insured, 5.25% 2031 (put 2012)	2,500	2,499	1.88
Other securities		1,737.52
		17,215	5.13

Virgin Islands — 0.75%
Other securities		2,531.75

Total bonds & notes (cost: $319,335,000)		309,914	92.30

Short-term securities — 6.91%
Community Dev. Administration, Dept. of Housing and Community Dev., Multi-family Dev. Rev. Bonds (Princess Anne Townhouses Project), Series 2001-E, AMT, 2.55% 2033[1]	450	450.13
Health and Higher Educational Facs. Auth.:
Pooled Loan Program Rev. Bonds, Series 1994-D, 2.15% 2029[1]	5,925	5,925	1.77
Rev. Bonds:
Goucher College Issue, Series 2007, 2.15% 2037[1]	2,725	2,725.81
Mercy Medical Center Issue, Series 2007-C, 2.15% 2037[1]	1,000	1,000.30
University of Maryland Medical System Issue, Series 2007-B, 2.15% 2034[1]	400	400.12
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes:
Series 2006-A, 2.40% 2026[1]	3,135	3,135
Series 2006-B, 2.05% 2026[1]	1,000	1,000	1.23
Other securities		8,565	2.55

Total short-term securities (cost: $23,200,000)		23,200	6.91

Total investment securities (cost: $342,535,000)		333,114	99.21
Other assets less liabilities		2,661.79

Net assets		$335,775	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations
AMT=Alternative Minimum Tax	Dist.=District	Fncg.=Financing
Auth.=Authority	Econ.=Economic	G.O.=General Obligation
Certs. of Part.=Certificates of Participation	Fac.=Facility	Preref.=Prerefunded
Dept.=Department	Facs.=Facilities	Ref.=Refunding
Dev.=Development	Fin.=Finance	Rev.=Revenue

The Tax-Exempt Fund of Maryland

Financial statements
Statement of assets and liabilities at July 31, 2008
(dollars in thousands)
Assets:
Investment securities at market (cost: $342,535)			$333,114
Cash			165
Receivables for:
Sales of investments	$1,900
Sales of Fund’s shares	505
Interest	3,198		5,603
			338,882
Liabilities:
Payables for:
Purchases of investments	2,176
Repurchases of Fund’s shares	347
Dividends on Fund’s shares	304
Management services	92
Services provided by affiliates	174
Trustees’ deferred compensation	14
Other	—	*	3,107
Net assets at July 31, 2008			$335,775

Net assets consist of:
Capital paid in on shares of beneficial interest			$345,942
Undistributed net investment income			180
Accumulated net realized loss			(926)
Net unrealized depreciation			(9,421)
Net assets at July 31, 2008			$335,775

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized: 22,151 total shares outstanding

	Net assets	Shares outstanding	Net asset value per share †
Class A	$266,432	17,577	$15.16
Class B	12,944	854	15.16
Class C	29,941	1,975	15.16
Class F-1	20,027	1,321	15.16
Class R-5	6,431	424	15.16

*Amount less than one thousand.
† Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.75.

See Notes to Financial Statements

Statement of operations for the year ended July 31, 2008
(dollars in thousands)
Investment income:
Income:
Interest		$14,463
Fees and expenses*:
Investment advisory services	$641
Business management services	504
Distribution services	1,083
Transfer agent services	64
Administrative services	40
Reports to shareholders	30
Registration statement and prospectus	18
Postage, stationery and supplies	17
Trustees’ compensation	24
Auditing and legal	47
Custodian	1
Federal income taxes	4
State and local taxes	— †
Other	11
Total fees and expenses before waivers	2,484
Less waivers of fees and expenses:
Investment advisory services	64
Business management services	50
Total fees and expenses after waivers		2,370
Net investment income		12,093

Net realized loss and unrealized depreciation on investments
Net realized loss on investments		(880)
Net unrealized depreciation on investments		(11,376)
Net realized loss and unrealized depreciation on investments		(12,256)
Net decrease in net assets resulting from operations		$(163)

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements. †Amount less than one thousand.

Statements of changes in net assets
(dollars in thousands)
	Year ended July 31,
	2008	2007
Operations:
Net investment income	$12,093	$10,535
Net realized (loss) gain on investments	(880)	100
Net unrealized depreciation on investments	(11,376)	(2,654)
Net (decrease) increase in net assets resulting from operations	(163)	7,981

Dividends paid or accrued to shareholders from net investment income	(12,036)	(10,509)

Net capital share transactions	51,959	45,694

Total increase in net assets	39,760	43,166

Net assets:
Beginning of year	296,015	252,849
End of year (including undistributed net investment income: $180 and $125, respectively)	$335,775	$296,015

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Summary investment portfolio July 31, 2008

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

*  Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the Fund’s investment analysts. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
† Maturity measured using average life, which reflects the potential impact of call options. Securities are included at prerefunded dates, not maturity dates.

Bonds & notes — 92.65%	Principal amount (000)	Market value (000)	Percent of net assets
Virginia — 80.46%
State Issuers — 29.71%
College Building Auth.:
Educational Facs. Rev. Bonds:
Regent University Project, Series 2006:5.00% 2026	$4,000	$ 3,854
5.00% 2029	1,000	947	1.34%
University of Richmond Project, Series 2002-A, 5.00% 2032 (put 2009)	2,500	2,547.71
Commonwealth Transportation Board, Transportation Rev. Bonds (U.S. Route 58 Corridor Dev. Program), Series 1999-B, 5.50% 2013 (preref. 2009)	4,750	4,942	1.38
Housing Dev. Auth.:
Commonwealth Mortgage Bonds:
Series 2007-A, Subseries A-1, AMT, 4.90% 2020	3,200	3,077
Series 2004-A-1, AMT, 4.00% 2015	1,300	1,237
Series 2007-B, AMT, 4.75% 2032	2,000	1,674
Series 2001-J-1, 4.55%–4.65% 2010–2011	2,000	2,055
Series 2007-A, Subseries A-5, AMT, 5.20%–5.60% 2021–2026	4,000	3,953	3.35
Multi-family Housing Bonds:
Series 1996-B, 5.95% 2016	710	726
Series 1997-B, AMT, 5.80% 2010	1,185	1,209
Series 1998-I, AMT, 4.60%–4.70% 2009–2010	2,560	2,601
Rental Housing Bonds, AMT:
Series 2001-K, 5.00% 2017	825	824
Series 2006-B, 4.55% 2023	1,260	1,116	1.81
Port Auth., AMT:
Commonwealth Port Fund Rev. Bonds (2002 Resolution):
Series 2002, 5.00% 2013	3,700	3,830
Series 2006, FSA insured, 5.50% 2015	2,885	3,030
Series 2002, 5.00% 2012	1,000	1,036
Port Facs. Rev. Bonds, Series 2006, 4.75% 2031	1,000	866
Port Facs. Rev. Ref. Bonds, Series 2007, 5.00% 2027	1,000	955	2.72
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A:5.00% 2017	2,680	2,869
5.00% 2015	1,000	1,095	1.11
Public School Auth., School Fncg. Bonds (1997 Resolution):
Series 1998-B, 4.50% 2009	2,880	2,916
Series 2005-D, 5.00% 2018	2,000	2,117
Ref. Series 2005-A, 5.25% 2017	1,000	1,112
Ref. Series 2005-B, 5.25% 2017	1,000	1,112
Series 2002-A, 5.00% 2014	1,000	1,064
Series 2002-B, 4.00% 2009	1,500	1,535	2.75
Resources Auth.:
Clean Water State Revolving Fund Rev. Bonds, Series 2007:4.75% 2021	$2,610	$ 2,719
5.00% 2028	1,500	1,536
Infrastructure Rev. Bonds:
Pooled Fncg. Program:Series 2003, 5.00% 2020	2,000	2,077
Series 2006-A, 5.00% 2017	2,105	2,291
Series 2008-A, 5.00% 2028	1,570	1,610
Pooled Loan Bond Program:Series 2002-A, 5.25% 2014	1,460	1,558
Series 2003-B, AMT, 5.00% 2016	1,000	1,006	3.58%
Southeastern Public Service Auth., Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015	4,825	5,035	1.41
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005:
5.25% 2019 (preref. 2012)	2,000	2,118
5.50% 2026 (preref. 2015)	3,000	3,318	1.52
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds:
Series 2008, 5.00% 2040	3,000	3,063
Series 2003-B, 5.00% 2016–2017	2,480	2,648	1.60
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, MBIA insured, 4.75% 2024	2,200	2,202.61
Other securities		20,838	5.82
		106,318	29.71

City & County Issuers — 50.75%
Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of Virginia, Inc. Project), Series 1999, AMT, 4.875% 2009	3,100	3,098
Industrial Dev. Auth. of Amelia County, Solid Waste Disposal Rev. and Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 4.80% 2027	1,000	995	1.14
Arlington County:
G.O. Public Improvement Bonds, Series 2008, 5.00% 2024	1,500	1,572
G.O. Ref. Bonds, Series 1993, 6.00% 2011–2012	2,000	2,207	1.06
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, FSA insured, 5.375% 2012	2,785	2,819.79
City of Chesapeake:
G.O. Ref. Bonds, Series 1993, 5.40% 2008	1,000	1,013
G.O. School Ref. Bonds, Series 2003, 5.00% 2013	1,500	1,631
G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2009–2011	2,800	2,996	1.58
County of Chesterfield, G.O. Public Improvement Bonds, Series 2008, 5.00% 2026	2,000	2,088.58
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024	3,000	3,092
Fairfax County:
Econ. Dev. Auth.:
Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,637
Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	3,918	2.70
Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029 (preref. 2009)	2,500	2,704.76
Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A:
4.75% 2026	2,500	2,169
4.875% 2036	3,000	2,491	1.30
Industrial Dev. Auth.:
Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,697
Health Care Rev. Ref. Bonds (Inova Health Systems Project), Series 1998-A, 5.00% 2011	1,500	1,518
Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00%–5.25% 2011–2019	2,000	2,128	1.77
Redev. and Housing Auth., Multi-family Housing Rev. Bonds (FHA-Insured Mortgage – Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,053.85
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027	1,500	1,470
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025	1,000	1,001
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.00%–5.25% 2015–2021	3,500	3,549	1.68
H2O Community Dev. Auth., Special Assessment Bonds, Series 2007, 5.20% 2037	3,440	2,461.69
City of Hampton, G.O. Public Improvement Ref. Bonds:Series 1998, 5.00% 2013	2,240	2,414
Series 1998, 5.00% 2014	1,000	1,090
Series 2000, 5.25% 2011	1,000	1,056	1.27
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008:5.00% 2033	2,000	2,035
5.00% 2025–2038	2,500	2,560	1.28
Henrico County:
Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,056
Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013	580	620	1.03
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.35% 2026	2,250	2,071.58
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	2,425	2,421.68
City of Newport News:
G.O. Water Bonds, Series 2008-B:5.00% 2023	2,000	2,099
5.00% 2027	1,000	1,034
G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020	1,000	1,044
G.O. General Improvement Ref. Bonds:Series 2003-A, 5.00% 2010	1,000	1,050
Series 2007-B, 5.25% 2022	1,805	1,983
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2023–2024	2,195	2,271	2.65
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027	2,120	2,178.61
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	3,000	2,705.76
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	2,188	2,190.61
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, MBIA insured, 5.50% 2015	3,500	3,688	1.03
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2023	4,000	4,144	1.16
City of Virginia Beach:
Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	2,200	2,321.65
Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A:5.00% 2021	2,000	2,048
5.375% 2017	1,500	1,613	1.02
G.O. Public Improvement Bonds, Series 2001:5.00% 2012 (preref. 2011)	2,425	2,604
5.00% 2013 (preref. 2011)	2,425	2,604
G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015–2016	3,000	3,220	2.36
Other securities		72,151	20.16
		181,577	50.75

District of Columbia — 5.75%
Metropolitan Washington Airports Auth.:
Airport System Rev. Ref. Bonds:
Series 2002-D, AMT, FSA insured, 5.375% 2016	1,995	2,035
Series 2005-D, AMBAC insured, 5.00% 2021	2,155	2,194
Series 2002-D, AMT, 5.375% 2013–2014	2,000	2,075
Series 2003-A, AMT, 5.125% 2029	2,000	1,872
Series 2004-C-1, AMT, 5.00% 2008	500	502
Series 2004-D, AMT, 5.00%–5.25% 2012–2019	2,000	2,021
Series 2006-C, 5.00% 2023–2025	3,095	3,085
Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, 5.25% 2010	1,000	1,013
Airport System Rev. Bonds, AMT:
Series 2001-A, 5.50% 2014	1,000	1,035
Series 2005-A, 5.25% 2017	1,000	1,016
Series 2006-A, 5.00% 2032	1,000	935
Series 2007-B, 5.00% 2020	1,000	970
Series 2008-A, 5.375% 2028	1,825	1,813	5.75
		20,566	5.75

Puerto Rico — 5.81%
Electric Power Auth.:
Power Rev. Ref. Bonds:
Series UU, FSA insured, 2.39% 2029[1]	2,500	2,100
Forward Delivery, Series QQ, 5.50% 2015	1,000	1,058
Power Rev. Bonds, Series WW, 5.25% 2033	1,000	986	1.16
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A:
FGIC insured, 5.25% 2031 (put 2012)	3,000	2,999
5.25% 2029–2030	3,000	3,043	1.69
Other securities		10,609	2.96
		20,795	5.81

Virgin Islands — 0.63%
Other securities		2,272.63

Total bonds & notes (cost: $336,786,000)		331,528	92.65

Short-term securities — 6.67%
Industrial Dev. Auth. of City of Charlottesville, Educational Facs. Rev. Bonds (University of Virginia Foundation Projects), Series 2006-A, 2.04% 2037[1]	1,200	1,200.33
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs):
Series 2006-B, 2.60% 2026[1]	1,400	1,400
Series 2006-C, 2.10% 2026[1]	1,200	1,200.73
Fairfax County Industrial Dev. Auth., Demand Obligation Rev. Bonds (Fairfax Hospital System, Inc.), Series 1988-D, 2.20% 2025[1]	1,500	1,500.42
County of Prince William, Certs. of Part. (Prince William County Facs.), Series 2006-B, 2.40% 2026[1]	2,500	2,500.70
Other securities		16,055	4.49

Total short-term securities (cost: $23,855,000)		23,855	6.67

Total investment securities (cost: $360,641,000)		355,383	99.32
Other assets less liabilities		2,423.68

Net assets		$357,806	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations
AMT=Alternative Minimum Tax	Econ.=Economic	G.O.=General Obligation
Auth.=Authority	Fac.=Facility	Preref. =Prerefunded
Certs. of Part.=Certificates of Participation	Facs.=Facilities	Redev. =Redevelopment
Dev.=Development	Fin.=Finance	Ref. =Refunding
Dist.=District	Fncg.=Financing	Rev. =Revenue

The Tax-Exempt Fund of Virginia

Financial statements
Statement of assets and liabilities at July 31, 2008
(dollars in thousands)
Assets:
Investment securities at market (cost: $360,641)			$355,383
Cash			124
Receivables for:
Sales of Fund’s shares	$535
Interest	4,303		4,838
			360,345
Liabilities:
Payables for:
Purchases of investments	1,536
Repurchases of Fund’s shares	454
Dividends on Fund’s shares	277
Management services	97
Services provided by affiliates	161
Trustees’ deferred compensation	14
Other	—	*	2,539
Net assets at July 31, 2008			$357,806

Net assets consist of:
Capital paid in on shares of beneficial interest			$362,857
Undistributed net investment income			248
Accumulated net realized loss			(41)
Net unrealized depreciation			(5,258)
Net assets at July 31, 2008			$357,806

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized: 22,505 total shares outstanding

	Net assets	Shares outstanding	Net asset value per share
Class A	$295,485	18,585	$15.90
Class B	10,272	646	15.90
Class C	22,250	1,400	15.90
Class F-1	26,663	1,677	15.90
Class R-5	3,136	197	15.90

*Amount less than one thousand.
 Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.52.

See Notes to Financial Statements

Statement of operations for the year ended July 31, 2008
(dollars in thousands)
Investment income:
Income:
Interest		$14,792
Fees and expenses*:
Investment advisory services	$667
Business management services	524
Distribution services	1,047
Transfer agent services	69
Administrative services	35
Reports to shareholders	30
Registration statement and prospectus	14
Postage, stationery and supplies	17
Trustees’ compensation	24
Auditing and legal	47
Custodian	2
State and local taxes	—†
Other	11
Total fees and expenses before waivers	2,487
Less waivers of fees and expenses:
Investment advisory services	67
Business management services	52
Total fees and expenses after waivers		2,368
Net investment income		12,424

Net realized loss and unrealized depreciation on investments
Net realized loss on investments		(18)
Net unrealized depreciation on investments		(8,523)
Net realized loss and unrealized depreciation on investments		(8,541)
Net increase in net assets resulting from operations		$3,883

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements. †Amount less than one thousand.

Statements of changes in net assets
(dollars in thousands)
	Year ended July 31,
	2008	2007
Operations:
Net investment income	$12,424	$10,807
Net realized (loss) gain on investments	(18)	8
Net unrealized depreciation on investments	(8,523)	(1,505)
Net increase in net assets resulting from operations	3,883	9,310

Dividends paid or accrued to shareholders from net investment income	(12,385)	(10,768)

Net capital share transactions	53,910	42,860

Total increase in net assets	45,408	41,402

Net assets:
Beginning of year	312,398	270,996
End of year (including undistributed net investment income: $248 and $237, respectively)	$357,806	$312,398

See Notes to Financial Statements

Notes to financial statements

1. Organization and significant accounting policies

Organization — The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

Each Fund offers five share classes, some of which are available only to limited categories of investors. The Funds’ share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class F-1	None	None	None
Class R-5	None	None	None

On August 1, 2008, the Funds made an additional retail share class (Class F-2) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission and effective as of July 30, 2008. In addition, Class F shares were renamed Class F-1. Refer to the Funds’ prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Security valuation — Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the invest-ment adviser are fair valued as determined in good faith under procedures adopted by authority of the Trust’s board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income — Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends paid to shareholders are declared daily after the determination of the Funds’ net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the Funds is exempt from federal income taxes; however, the Funds may earn taxable income from certain investments.

As of and during the period ended July 31, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

The Funds are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2004.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; net capital losses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

During the year ended July 31, 2008, the Maryland Fund reclassified $1,000 from capital paid in on shares of beneficial interest to undistributed net investment income and the Virginia Fund reclassified $2,000 from undistributed net investment income to capital paid in on shares of beneficial interest. The Maryland Fund and the Virginia Fund also reclassified $3,000 and $26,000, respectively, from undistributed net investment income to undistributed capital gains to align financial reporting with tax reporting.

As of July 31, 2008, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Maryland	(dollars in thousands)
Undistributed tax-exempt income		$ 302
Capital loss carryforwards*:
Expiring 2014	$(49)
Expiring 2016	(43)	(92)
Post-October capital loss deferrals (realized during the period November 1, 2007 through July 31, 2008)		(834)
Gross unrealized appreciation on investment securities		4,895
Gross unrealized depreciation on investment securities		(14,119)
Net unrealized depreciation on investment securities		(9,224)
Cost of investment securities		342,338

*The capital loss carryforwards will be used to offset any capital gains realized by the Fund in future years through the expiration dates. The Fund will not make distributions from capital gains while capital loss carryforwards remain.
 These deferrals are considered incurred in the subsequent year.

Virginia	(dollars in thousands)
Undistributed tax-exempt income		$ 275
Capital loss carryforwards*:
Expiring 2012	$ (1)
Expiring 2015	(5)
Expiring 2016	(35)	(41)
Gross unrealized appreciation on investment securities		5,693
Gross unrealized depreciation on investment securities		(10,687)
Net unrealized depreciation on investment securities		(4,994)
Cost of investment securities		360,377

*The capital loss carryforwards will be used to offset any capital gains realized by the Fund in future years through the expiration dates. The Fund will not make distributions from capital gains while capital loss carryforwards remain.

Ordinary income distributions paid or accrued to shareholders from tax-exempt income were as follows (dollars in thousands):

Maryland			Virginia
	Year ended July 31			Year ended July 31
Share class	2008	2007	Share class	2008	2007
Class A	$9,799	$8,487	Class A	$10,522	$9,277
Class B	470	535	Class B	352	375
Class C	872	827	Class C	579	477
Class F-1	645	455	Class F-1	818	547
Class R-5	250	205	Class R-5	114	92
Total	$12,036	$10,509	Total	$12,385	$10,768

3. Fees and transactions with related parties

Business management services — The Funds have a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), provides services necessary to carry on the Funds’ general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Funds’ contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each Fund’s daily net assets and 0.09% on such assets in excess of $60 million. The agreement also provided for monthly fees of 1.35% of each Fund’s gross investment income (excluding any net capital gains from transactions in portfolio securities). WMC is currently waiving 10% of business management services fees. During the year ended July 31, 2008, total business management fees waived by WMC were $50,000 and $52,000 for the Maryland and Virginia Funds, respectively. As a result, the fee shown on the accompanying financial statements for the Maryland Fund of $504,000, which was equivalent to an annualized rate of 0.161%, was reduced to $454,000, or 0.145% of average daily net assets. The fee shown on the accompanying financial statements for the Virginia Fund of $524,000, which was equivalent to an annualized rate of 0.159%, was reduced to $472,000, or 0.143% of average daily net assets. During the year ended July 31, 2008, WMC paid the Maryland and Virginia Funds’ investment adviser $2,351,000 for performing various fund accounting services for the Funds and for Washington Mutual Investors Fund, another registered investment company for which WMC serves as business manager. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of JLG, earned $16,000 and $15,000 on its retail sales of shares and distribution plan of the Maryland and Virginia Funds, respectively. JLC received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Funds.

Investment advisory services — Capital Research and Management Company (CRMC), the Funds’ investment adviser, is the parent company of American Funds Service CompanySM (AFS), the Funds’ transfer agent, and American Funds Distributors,SM Inc. (AFD), the principal underwriter of the Funds’ shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of daily net assets and 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 1.65% of each Fund’s monthly gross income (excluding any net capital gains from transactions in portfolio securities). CRMC is currently waiving 10% of investment advisory services fees. During the year ended July 31, 2008, total investment advisory services fees waived by CRMC were $64,000 and $67,000 for the Maryland and Virginia Funds, respectively. As a result, the fee shown on the accompanying financial statements for the Maryland Fund of $641,000 (equivalent to an annualized rate of 0.205%) was reduced to $577,000, or 0.184% of average daily net assets. The fee shown on the accompanying financial statements for the Virginia Fund of $667,000 (equivalent to an annualized rate of 0.202%) was reduced to $600,000, or 0.182% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The Funds have adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2008, unreimbursed expenses subject to reimbursement totaled $493,000 for the Maryland Fund and $566,000 for the Virginia Fund.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services — The Funds have a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services — The Funds have an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended July 31, 2008, were as follows (dollars in thousands):

Maryland
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$620	$61	Not applicable	Not applicable
Class B	146	3	Not applicable	Not applicable
Class C	275	Included in administrative services	$20	$1
Class F-1	42		14	2
Class R-5	Not applicable		3	—*
Total	$1,083	$64	$37	$3

Virginia
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$688	$66	Not applicable	Not applicable
Class B	113	3	Not applicable	Not applicable
Class C	191	Included in administrative services	$13	$1
Class F-1	55		19	2
Class R-5	Not applicable		—*	—*
Total	$1,047	$69	$32	$3

*Amount less than one thousand.

Trustees’ deferred compensation — Since the adoption of the deferred compensation plan in 1994, independent trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of the Funds or other American Funds. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Trustees’ compensation of $24,000 each for the Maryland Fund and the Virginia Fund, shown on the accompanying financial statements, includes $25,000 for each Fund in current fees (either paid in cash or deferred) and a net decrease of $1,000 in each Fund in the value of the deferred amounts.

Affiliated officers and trustees — All the officers and all interested trustees of the Trust are affiliated with WMC. Officers and affiliated trustees do not receive compensation directly from the Funds.

4. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

Maryland
	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2008
Class A	$86,227	5,574	$7,449	483	$(50,404)	(3,253)	$43,272	2,804
Class B	663	43	323	21	(3,269)	(211)	(2,283)	(147)
Class C	8,981	581	649	42	(6,107)	(394)	3,523	229
Class F-1	10,760	695	468	30	(5,011)	(323)	6,217	402
Class R-5	1,011	64	229	15	(10)	(1)	1,230	78
Total net increase (decrease)	$107,642	6,957	$9,118	591	$(64,801)	(4,182)	$51,959	3,366

Year ended July 31, 2007
Class A	$69,568	4,353	$6,484	406	$(38,290)	(2,402)	$37,762	2,357
Class B	1,115	70	357	22	(3,242)	(203)	(1,770)	(111)
Class C	6,241	390	602	38	(4,187)	(262)	2,656	166
Class F-1	7,283	456	261	16	(2,239)	(140)	5,305	332
Class R-5	1,532	96	209	13	—	—	1,741	109
Total net increase (decrease)	$85,739	5,365	$7,913	495	$(47,958)	(3,007)	$45,694	2,853

Virginia
	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2008
Class A	$89,185	5,513	$7,453	462	$(57,477)	(3,558)	$39,161	2,417
Class B	1,192	74	265	16	(3,223)	(199)	(1,766)	(109)
Class C	9,360	580	460	29	(3,953)	(245)	5,867	364
Class F-1	16,447	1,018	694	43	(7,346)	(451)	9,795	610
Class R-5	742	45	112	7	(1)	—†	853	52
Total net increase (decrease)	$116,926	7,230	$8,984	557	$(72,000)	(4,453)	$53,910	3,334

Year ended July 31, 2007
Class A	$65,549	3,978	$6,418	390	$(35,143)	(2,136)	$36,824	2,232
Class B	959	58	289	17	(1,682)	(102)	(434)	(27)
Class C	4,460	271	370	23	(3,354)	(204)	1,476	90
Class F-1	7,256	441	421	25	(2,777)	(169)	4,900	297
Class R-5	—	—	94	6	—	—	94	6
Total net increase (decrease)	$78,224	4,748	$7,592	461	$(42,956)	(2,611)	$42,860	2,598

*Includes exchanges between share classes of the Fund.

† Amount less than one thousand.

5. Investment transactions

The Maryland Fund and the Virginia Fund made purchases of investment securities of $56,956,000 and $64,122,000 and sales of investment securities of $15,253,000 and $24,213,000, respectively, during the year ended July 31, 2008. Short-term securities and U.S. government obligations, if any, were excluded.The Tax-Exempt Fund of Maryland

The Tax-Exempt Fund of Maryland

Financial highlights	Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class A:
Year ended 7/31/2008	$15.76	$.61	$(.60)	$ .01	$(.61)	—	$(.61)	$15.16	.09%	$267.69%		.65%	3.97%
Year ended 7/31/2007	15.87	.62	(.11)	.51	(.62)	—	(.62)	15.76	3.26	233.70		.66	3.91
Year ended 7/31/2006	16.13	.62	(.26)	.36	(.62)	—	(.62)	15.87	2.27	197.72		.69	3.86
Year ended 7/31/2005	15.94	.62	.19	.81	(.62)	—	(.62)	16.13	5.12	171.71		.69	3.84
Year ended 7/31/2004	15.76	.64	.17	.81	(.63)	—	(.63)	15.94	5.17	154.72		.72	3.97
Class B:
Year ended 7/31/2008	15.76	.50	(.60)	(.10)	(.50)	—	(.50)	15.16	(.65)	13	1.44	1.41	3.23
Year ended 7/31/2007	15.87	.51	(.11)	.40	(.51)	—	(.51)	15.76	2.50	16	1.45	1.42	3.17
Year ended 7/31/2006	16.13	.50	(.26)	.24	(.50)	—	(.50)	15.87	1.52	18	1.48	1.44	3.12
Year ended 7/31/2005	15.94	.50	.19	.69	(.50)	—	(.50)	16.13	4.35	18	1.47	1.44	3.09
Year ended 7/31/2004	15.76	.52	.17	.69	(.51)	—	(.51)	15.94	4.40	19	1.48	1.48	3.21
Class C:
Year ended 7/31/2008	15.76	.49	(.60)	(.11)	(.49)	—	(.49)	15.16	(.69)	30	1.49	1.45	3.17
Year ended 7/31/2007	15.87	.50	(.11)	.39	(.50)	—	(.50)	15.76	2.44	28	1.51	1.47	3.10
Year ended 7/31/2006	16.13	.49	(.26)	.23	(.49)	—	(.49)	15.87	1.46	25	1.53	1.49	3.06
Year ended 7/31/2005	15.94	.48	.19	.67	(.48)	—	(.48)	16.13	4.22	23	1.59	1.56	2.97
Year ended 7/31/2004	15.76	.50	.17	.67	(.49)	—	(.49)	15.94	4.27	17	1.60	1.60	3.09
Class F-1:
Year ended 7/31/2008	15.76	.60	(.60)	—[4]	(.60)	—	(.60)	15.16	.02	20.76		.72	3.89
Year ended 7/31/2007	15.87	.61	(.11)	.50	(.61)	—	(.61)	15.76	3.17	14.78		.74	3.82
Year ended 7/31/2006	16.13	.61	(.26)	.35	(.61)	—	(.61)	15.87	2.19	9.80		.77	3.77
Year ended 7/31/2005	15.94	.60	.19	.79	(.60)	—	(.60)	16.13	4.98	6.84		.82	3.72
Year ended 7/31/2004	15.76	.62	.17	.79	(.61)	—	(.61)	15.94	5.04	5.85		.85	3.85
Class R-5:
Year ended 7/31/2008	15.76	.65	(.60)	.05	(.65)	—	(.65)	15.16	.31	6.46		.43	4.20
Year ended 7/31/2007	15.87	.65	(.11)	.54	(.65)	—	(.65)	15.76	3.43	5.52		.48	4.09
Year ended 7/31/2006	16.13	.65	(.26)	.39	(.65)	—	(.65)	15.87	2.45	4.55		.51	4.04
Year ended 7/31/2005	15.94	.64	.19	.83	(.64)	—	(.64)	16.13	5.30	4.54		.51	4.02
Year ended 7/31/2004	15.76	.67	.17	.84	(.66)	—	(.66)	15.94	5.36	3.54		.54	4.15

					Year ended July 31
				2008		2007	2006			2005	2004
Portfolio turnover rate for all classes of shares				5%		9%	5%			5%	11%

[1]Based on average shares outstanding.
[2]Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the years shown, CRMC and WMC reduced fees for investment advisory services and business management services.
[4]Amount less than $.01.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Financial highlights	Income from investment operations[1]				Dividends and distributions
	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class A:
Year ended 7/31/2008	$16.30	$.62	$(.40 )	$.22	$(.62)	—	$(.62)	$15.90	1.36%	$296.68%		.64%	3.84%
Year ended 7/31/2007	16.35	.62	(.05 )	.57	(.62)	—	(.62)	16.30	3.51	264.69		.65	3.77
Year ended 7/31/2006	16.63	.61	(.28 )	.33	(.61)	—	(.61)	16.35	2.03	228.71		.67	3.70
Year ended 7/31/2005	16.48	.61	.14	.75	(.60)	—	(.60)	16.63	4.59	210.69		.67	3.62
Year ended 7/31/2004	16.32	.60	.16	.76	(.60)	—	(.60)	16.48	4.67	189.70		.70	3.60
Class B:
Year ended 7/31/2008	16.30	.50	(.40 )	.10	(.50)	—	(.50)	15.90	.62	10	1.43	1.40	3.10
Year ended 7/31/2007	16.35	.50	(.05 )	.45	(.50)	—	(.50)	16.30	2.75	12	1.45	1.41	3.02
Year ended 7/31/2006	16.63	.49	(.28 )	.21	(.49)	—	(.49)	16.35	1.28	13	1.46	1.42	2.95
Year ended 7/31/2005	16.48	.49	.14	.63	(.48)	—	(.48)	16.63	3.82	13	1.45	1.43	2.87
Year ended 7/31/2004	16.32	.48	.16	.64	(.48)	—	(.48)	16.48	3.90	14	1.45	1.45	2.84
Class C:
Year ended 7/31/2008	16.30	.49	(.40 )	.09	(.49)	—	(.49)	15.90	.57	22	1.48	1.44	3.03
Year ended 7/31/2007	16.35	.49	(.05 )	.44	(.49)	—	(.49)	16.30	2.69	17	1.50	1.46	2.96
Year ended 7/31/2006	16.63	.48	(.28 )	.20	(.48)	—	(.48)	16.35	1.23	15	1.51	1.47	2.90
Year ended 7/31/2005	16.48	.47	.14	.61	(.46)	—	(.46)	16.63	3.70	16	1.57	1.55	2.75
Year ended 7/31/2004	16.32	.45	.16	.61	(.45)	—	(.45)	16.48	3.77	15	1.58	1.58	2.72
Class F-1:
Year ended 7/31/2008	16.30	.61	(.40 )	.21	(.61)	—	(.61)	15.90	1.29	27.75		.71	3.75
Year ended 7/31/2007	16.35	.61	(.05 )	.56	(.61)	—	(.61)	16.30	3.43	17.77		.73	3.69
Year ended 7/31/2006	16.63	.60	(.28 )	.32	(.60)	—	(.60)	16.35	1.96	13.78		.74	3.62
Year ended 7/31/2005	16.48	.59	.14	.73	(.58)	—	(.58)	16.63	4.46	9.82		.80	3.50
Year ended 7/31/2004	16.32	.58	.16	.74	(.58)	—	(.58)	16.48	4.54	7.83		.83	3.48
Class R-5:
Year ended 7/31/2008	16.30	.66	(.40 )	.26	(.66)	—	(.66)	15.90	1.62	3.42		.39	4.10
Year ended 7/31/2007	16.35	.65	(.05 )	.60	(.65)	—	(.65)	16.30	3.69	2.51		.47	3.96
Year ended 7/31/2006	16.63	.64	(.28 )	.36	(.64)	—	(.64)	16.35	2.20	2.53		.50	3.88
Year ended 7/31/2005	16.48	.64	.14	.78	(.63)	—	(.63)	16.63	4.77	2.52		.50	3.81
Year ended 7/31/2004	16.32	.63	.16	.79	(.63)	—	(.63)	16.48	4.85	2.52		.52	3.78

					Year ended July 31
				2008		2007	2006			2005	2004
Portfolio turnover rate for all classes of shares				8%		11%	4%			13%	8%

[1]Based on average shares outstanding.
[2] Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the years shown, CRMC and WMC reduced fees for investment advisory services and business management services.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of The American Funds Tax-Exempt Series I:

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related state-ments of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") at July 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
September 11, 2008

Expense example	unaudited

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 through July 31, 2008).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Tax-Exempt Fund of Maryland
	Beginning account value 2/1/2008	Ending account value 7/31/2008	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$ 984.93	$3.16	.64%
Class A — assumed 5% return	1,000.00	1,021.68	3.22	.64
Class B — actual return	1,000.00	981.31	6.85	1.39
Class B — assumed 5% return	1,000.00	1,017.95	6.97	1.39
Class C — actual return	1,000.00	981.05	7.04	1.43
Class C — assumed 5% return	1,000.00	1,017.75	7.17	1.43
Class F-1 — actual return	1,000.00	984.67	3.40	.69
Class F-1 — assumed 5% return	1,000.00	1,021.43	3.47	.69
Class R-5 — actual return	1,000.00	986.08	1.98	.40
Class R-5 — assumed 5% return	1,000.00	1,022.87	2.01	.40

The Tax-Exempt Fund of Virginia
	Beginning account value 2/1/2008	Ending account value 7/31/2008	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$ 987.10	$3.11	.63%
Class A — assumed 5% return	1,000.00	1,021.73	3.17	.63
Class B — actual return	1,000.00	983.48	6.81	1.38
Class B — assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class C — actual return	1,000.00	983.24	7.00	1.42
Class C — assumed 5% return	1,000.00	1,017.80	7.12	1.42
Class F-1 — actual return	1,000.00	986.79	3.46	.70
Class F-1 — assumed 5% return	1,000.00	1,021.38	3.52	.70
Class R-5 — actual return	1,000.00	988.39	1.83	.37
Class R-5 — assumed 5% return	1,000.00	1,023.02	1.86	.37

*The "expenses paid during period" are equal to the "annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

Tax information	unaudited

We are required to advise you within 60 days of the Maryland and Virginia Funds’ fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The Funds hereby designate the following amount for the Funds’ fiscal year ended July 31, 2008:

Exempt interest dividends	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2009, to determine the calendar year  amounts to be included on their 2008 tax returns. Shareholders should consult their tax advisers.

Approval of renewal of Investment Advisory Agreement
On June 20, 2008, the Trust’s board of trustees (the "Board"), including a majority of the independent trustees, approved the renewal of the Trust’s Investment Advisory Agreement (the "Agreement") with Capital Research and Management Company (CRMC) for an additional one-year term through July 31, 2009. The Board approved renewal of the Agreement following the recommendation of the Contracts Sub-Committee of the Trust’s Governance Committee (the "Committee"), which is composed of all of the Trust’s independent trustees. The Board and the Committee determined the Funds’ advisory fee structure was fair and reasonable in relation to the services provided and that approving the Agreement was in the best interest of the Funds and their shareholders.

In reaching this decision, the Board and the Committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the Agreement based on advice of their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The Board and the Committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The Board and the Committee also considered the nature, extent and quality of investment management, compliance and shareholder services provided by CRMC to the Funds under the Agreement and other agreements as well as the benefits to Fund shareholders from investing in a fund that is part of a large family of funds. The Board and the Committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the Funds and their shareholders.

2. Investment results

The Board and the Committee examined both the short-term and long-term investment results of the Funds relative to their peer groups and relevant indexes. The Board and the Committee compared each Fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which each Fund is included) and market data such as relevant stock market indexes. The Board and the Committee also considered analytical data regarding the investment results of each Fund. The Board and the Committee noted that each Fund had continued to follow its long-term investment objective and determined that they are satisfied with each Fund’s long-term investment results. The Board and the Committee ultimately concluded that CRMC’s record in managing each Fund indicates that its continued advisory services should benefit the Funds and their shareholders.

3. Advisory fees and total expenses

The Board and the Committee reviewed the advisory fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the advisory fee and expense levels of other similar municipal bond funds. The Board and the Committee also considered analytical data regarding the advisory fees and total expenses of the Funds.

The Board and the Committee observed that the Funds’ advisory fees and expenses remain below those of most other relevant funds. The Board and the Committee also noted the breakpoint discounts in the Funds’ advisory fee structure that reduce the level of fees charged by CRMC to the Funds at $60 million in total fund assets and the 10% advisory fee waiver in effect since April 2005. The Board and the Committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment man- dates similar to each Fund. They noted that, although the fees paid by those clients generally were lower than those paid by the Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The Board and the Committee concluded that the Funds’ cost structure was fair and reasonable in relation to the services provided and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the Funds.

4. Ancillary benefits

The Board and the Committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the Funds and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The Board and the Committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The Board and the Committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the Funds.

5. Adviser financial information

The Board and the Committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The Board and the Committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The Board and the Committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the Funds’ advisory fee structure and the impact of CRMC’s current 10% advisory fee waiver. The Board and the Committee concluded that the Funds’ advisory fee structure reflected a reasonable sharing of benefits between CRMC and the Funds’ shareholders.

Other share class results	unaudited

Class B, Class C and Class F-1
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2008 (the most recent calendar quarter-end):

The Tax-Exempt Fund of Maryland	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%,
payable only if shares are sold within six years of purchase	– 5.21%	1.39%	3.61%
Not reflecting CDSC	– 0.39	1.74	3.61
Class C shares — first sold 4/12/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within
one year of purchase	– 1.40	1.66	2.93
Not reflecting CDSC	– 0.44	1.66	2.93
Class F-1 shares* — first sold 6/15/01
Not reflecting annual asset-based fee charged by sponsoring firm	0.29	2.39	3.54

The Tax-Exempt Fund of Virginia	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%,
payable only if shares are sold within six years of purchase	– 3.73%	1.31%	3.77%
Not reflecting CDSC	1.18	1.66	3.77
Class C shares — first sold 4/18/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within
one year of purchase	0.15	1.58	2.95
Not reflecting CDSC	1.13	1.58	2.95
Class F-1 shares* — first sold 4/4/01
Not reflecting annual asset-based fee charged by sponsoring firm	1.86	2.32	3.48

*These shares are sold without any initial or contingent deferred sales charge.

The Funds’ investment adviser and business manager each waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect the waivers, without which they would have been lower. Please see the Financial Highlights tables on pages 21 and 22 for details.

For information regarding the differences among the various share classes, please refer to the Funds’ prospectus.

Board of trustees and officers

Independent trustees
Name and age	Year first elected a trustee of the Trust[1]	Principal occupation(s) during past five years	Number of portfolios in Fund complex overseen by trustee	Other directorships[2] held
Cyrus A. Ansary, 74 Chairman of the Board (Independent and Non-Executive)	1986	President, Investment Services International Co., LLC (private investment company for various operating entities)	3	JPMorgan Value Opportunities Fund
Barbara Hackman Franklin, 68	2007	President and CEO, Barbara Franklin Enterprises (international business and governance consulting); former U.S. Secretary of Commerce	3	Aetna, Inc.; The Dow Chemical Company; JPMorgan Value Opportunities Fund
R. Clark Hooper, 61	2005	Private investor; former President, Dumbarton Group LLC (securities industry consulting); former Executive Vice President — Policy and Oversight, NASD	18	JPMorgan Value Opportunities Fund; The Swiss Helvetia Fund, Inc.
James C. Miller III, 66	2000	Senior Advisor, Husch Blackwell Sanders LLP; former Chairman, The CapAnalysis Group, LLC (economic, financial and regulatory consulting); former Director, U.S. Office of Management and Budget	3	Clean Energy Fuels Corporation; JPMorgan Value Opportunities Fund
Katherine D. Ortega, 74	2003	Former Treasurer of the United States	3	JPMorgan Value Opportunities Fund
J. Knox Singleton, 60	2004	President and Chief Executive Officer, INOVA Health System	3	Healthcare Realty Trust, Inc.; JPMorgan Value Opportunities Fund

Interested trustees[3]
Name, age and position with the Trust
James H. Lemon, Jr., 72 Vice Chairman of the Board	1986	Chairman of the Board and Chief Executive Officer, The Johnston-Lemon Group, Incorporated (financial services holding company)	3	JPMorgan Value Opportunities Fund
Jeffrey L. Steele, 62 President	2002	President and Director, Washington Management Corporation	3	JPMorgan Value Opportunities Fund

Chairman emeritus, Stephen Hartwell

Officers
Name, age and position with the Trust	Year first elected an officer of the Trust[1]	Principal occupation(s) during past five years
Michael W. Stockton, 41 Vice President, Treasurer and Assistant Secretary	1996	Senior Vice President, Secretary, Treasurer and Director; Washington Management Corporation
Lois A. Erhard, 56 Vice President	1988	Vice President, Washington Management Corporation
Stephanie L. Pfromer, 40 Secretary	2007	Vice President and General Counsel, Washington Management Corporation; former Vice President and Senior Counsel, The BISYS Group, Inc.
J. Lanier Frank, 47 Assistant Vice President	1998	Assistant Vice President, Washington Management Corporation
Jennifer L. Butler, 42 Assistant Secretary	2005	Vice President and Assistant Secretary, Washington Management Corporation; former Specialist, Fund Administration, Pacific Investment Management Company
Ashley L. Shaw,[4] 39 Assistant Secretary	2000	Vice President and Assistant General Counsel, Washington Management Corporation
Curt M. Scott, 29 Assistant Treasurer	2006	Assistant Vice President and Assistant Treasurer, Washington Management Corporation; former Financial Analyst, The BISYS Group, Inc.

The statement of additional information includes additional information about the Trust’s trustees and is available without charge upon request by calling

American Funds Service Company at 800/421-0180. The address for all trustees and officers of the Trust is 1101 Vermont Avenue, NW, Washington, DC, 20005, Attention: Trust Secretary.

1Trustees and officers of the Trust serve until their resignation, removal or retirement.
2This includes all directorships other than those in American Funds that are held by each trustee as a director of a public company or a registered investment company.
3"Interested persons" within the meaning of the 1940 Act, on the basis of their affiliation with the Trust’s Business Manager, Washington Management Corporation.
4Ashley L. Shaw is the daughter of James H. Lemon, Jr.

Offices of the Funds and  of the business manager
Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent
American Funds Service Company
P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Dechert LLP
1775 I Street, NW
Washington, DC 20005-3987

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the Funds’ prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

"American Funds Proxy Voting Guidelines" — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The Funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The reports also are available on the SEC and American Funds websites.

A complete July 31, 2008 portfolio of each Funds’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, DC (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of the The American Funds Tax-Exempt Series I, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after September 30, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Lit. No. MFGEAR-970-0908P (S16791)   Printed on paper containing 10% post-consumer waste   Printed with inks containing soy and/or vegetable oilThe
Capital Group Companies
American FundsCapital Research and ManagementCapital InternationalCapital GuardianCapital Bank and Trust

ITEM 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 1101 Vermont Avenue, NW, Suite 600, Washington, DC 20005.

ITEM 3. Audit Committee Financial Expert.

The Registrant’s Board has determined that Katherine D. Ortega, a member of the Registrant’s Audit Committee, is an “audit committee financial expert” and “independent,” as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to her duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members.  There may be other individuals who, through education or experience, would qualify as “audit committee financial experts” if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4. Principal Accountant Fees and Services.

Registrant:
a)	Audit Fees:
2007                                $83,000
2008                                $83,000
b)	Audit- Related Fees:
2007                                None
2008                                None
c)	Tax Fees:
2007                                $7,000
2008                                $8,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d)	All Other Fees:
2007                                None
2008                                None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the registrant and were subject to the pre-approval policies described below):
a)	Not Applicable
b)	Audit-Related Fees:
2007                                None
2008                                None
c)	Tax fees:
                2007                                $7,000
           2008                  None
The tax fees consist of consulting services relating to the Registrant’s investments.
d)	All Other Fees:
2007                                None
2008                                None

The Registrant’s Audit Committee will pre-approve all audit and permissible non-audit services that the Committee considers compatible with maintaining the independent registered public accounting firm’s independence.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the business manager, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser or business manager that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The Committee will not delegate its responsibility to pre-approve these services to the business manager or investment adviser. The Committee may delegate to one or more Committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full Committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant were $14,000 for fiscal year 2007 and $8,000 for fiscal year 2008. The non-audit services represented by these amounts were brought to the attention of the Committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6. Schedule of Investments.

The full schedule of investments for each Fund is filed here with.

Tax-Exempt Fund of Maryland®
Investment portfolio

July 31, 2008

	Principal amount	Market value
Bonds & notes — 92.30%	(000)	(000)

MARYLAND — 86.42%
STATE ISSUERS — 49.10%
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022	$2,000	$1,878
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2007-A, AMT, 4.85% 2037	2,650	2,201
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 1998-B, AMT, 5.00% 2008	1,610	1,613
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 1998-B, AMT, 5.00% 2009	830	844
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2001-H, AMT, 5.20% 2022	900	882
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	3,545	3,632
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-L, AMT, 4.80% 2021	1,500	1,408
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-P, AMT, 4.55% 2026	500	427
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2007-D, AMT, 4.80% 2032	1,000	844
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series D, AMT, 4.65% 2022	1,000	914
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series H, AMT, 5.00% 2027	1,000	913
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series I, AMT, 6.00% 2041	1,785	1,811
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.25% 2012	1,000	1,032
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.50% 2013	1,500	1,564
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.50% 2015	2,000	2,048
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.00% 2014	1,755	1,871
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.375% 2019	1,500	1,597
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	1,890	2,160
Econ. Dev. Corp., Rev. Ref. Bonds (Chesapeake Bay Conference Center Project), Series 2006-A, 4.75% 2011	800	790
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	931
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	2,829
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2020	1,000	958
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2021	1,000	947
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2026	1,000	915
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.25% 2011	3,355	3,547
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.375% 2015	2,190	2,302
Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Rev. Bonds (Wheelabrator Water Technologies Baltimore LLC Projects), Series 1996, AMT, 6.30% 2010	2,230	2,254

	Principal amount	Market value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
G.O. Bonds, State and Local Facs., First Series Loan of 2000, Series H, 5.50% 2010	$2,000	$2,129
G.O. Bonds, State and Local Facs., First Series Loan of 2001, Series H, 5.50% 2011	1,000	1,075
G.O. Bonds, State and Local Facs., First Series Loan of 2003, Capital Improvement Bonds, Series A, 5.25% 2016	1,500	1,676
G.O. Bonds, State and Local Facs., Second Series Loan of 2002, Series B, 5.25% 2009	1,000	1,018
G.O. Bonds, State and Local Facs., Second Series Loan of 2007, 5.00% 2010	4,000	4,219
G.O. Bonds, State and Local Facs., Second Series Loan of 2008, 5.00% 2023	2,000	2,117
G.O. Bonds, State and Local Facs., Second Series Loan of 1999, Series X, 5.25% 2012 (preref. 2009)	2,000	2,089
Health and Higher Educational Facs. Auth., FHA Insured Mortgage Rev. Bonds, Western Maryland Health System Issue, Series 2006-A, MBIA insured, 5.00% 2024	3,500	3,504
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. – Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019	1,500	1,423
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. – Heron Point of Chestertown Issue), Series1998-A, 5.75% 2026	1,640	1,494
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions Parking Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034	880	857
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Medical Center Issue), Series 1998, FSA insured, 5.125% 2028	1,000	1,003
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 4.50% 2026	1,000	857
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,500	1,322
Health and Higher Educational Facs. Auth., Rev. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2031	1,000	890
Health and Higher Educational Facs. Auth., Rev. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2037	2,500	2,176
Health and Higher Educational Facs. Auth., Rev. Bonds (Good Samaritan Hospital Issue), Series 1993, 5.70% 2009 (escrowed to maturity)	510	527
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2013 (escrowed to maturity)	1,130	1,180
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2021 (escrowed to maturity)	1,000	1,001
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated Group Issue), Series 2008-B, 5.00% 2048 (put 2015)	1,000	1,048
Health and Higher Educational Facs. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-A, 5.375% 2015	1,000	1,018
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2012 (escrowed to maturity)	1,000	1,074
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2014 (escrowed to maturity)	2,450	2,659
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.25% 2018 (preref. 2014)	1,000	1,091
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2008, ASSURED GUARANTY insured, 5.00% 2020	2,710	2,848
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2008, ASSURED GUARANTY insured, 5.00% 2028	1,000	1,011
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B, AMBAC insured, 5.25% 2038	1,500	1,502
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2032	4,000	3,546
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, FSA insured, 6.50% 2013	1,715	1,888
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-A, 6.00% 2035 (preref. 2013)	2,000	2,241
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	942
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	2,979
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2035	1,000	787
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2016	1,200	1,250
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	1,003
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	4,500	4,317
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2000, 6.75% 2030 (preref. 2010)	2,000	2,186
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2005, AMBAC insured, 5.25% 2028	2,500	2,506
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2006-A, 5.00% 2036	2,000	1,905

	Principal amount	Market value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2033	$1,595	$1,550
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2038	1,000	962
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.00% 2012	1,000	1,020
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.75% 2025	1,000	997
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 1998, 5.25% 2014	1,375	1,406
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2011	1,000	1,063
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2013	1,000	1,052
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2018	2,000	2,182
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2002-A, 5.00% 2032	1,000	1,004
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,000	1,033
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	1,975
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	500	530
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,678
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	971
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Roland Park Place Issue), Series 1999, 5.50% 2014	525	521
Industrial Dev. Fncg. Auth., Econ. Dev. Rev. Bonds (Our Lady of Good Counsel High School Fac.), Series 2005-A, 6.00% 2035	1,000	964
Morgan State University, Academic Fees and Auxiliary Facs. Fees Rev. Bonds, Series 2003-A, FGIC insured, 5.00% 2020	1,375	1,406
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,257
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	4,000	4,443
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,642
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018	1,000	1,058
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2020	2,000	2,142
Dept. of Transportation, Project Certs. of Part. (Mass Transit Administration Project), Series 2000, AMT, 5.00% 2008	1,415	1,422
Transportation Auth., Airport Parking Rev. Bonds (Baltimore/Washington International Airport Projects), Series 2002-B, AMT, AMBAC insured, 5.375% 2015	2,000	2,044
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, FSA insured, 5.00% 2021	3,000	3,176
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,658
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2022	1,000	1,058
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,303
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2001-B, 4.00% 2013	1,000	1,024
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2005-A, 5.00% 2018	2,000	2,112
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2008-A, 5.00% 2022	1,500	1,586
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.125% 2022 (preref. 2012)	2,000	2,157
		164,866

CITY & COUNTY ISSUERS — 37.32%
City of Annapolis, Econ. Dev. Rev. Bonds (St. John’s College Fac.), Series 2007-B, 5.00% 2032	2,000	1,810
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	1,969	1,656
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	2,982	2,603
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017	1,590	1,730
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2005, 5.00% 2016	1,500	1,631
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2008, 5.00% 2018	2,250	2,466
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,232
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,403
Anne Arundel County, G.O. Bonds, Series 2002, 5.25% 2012	1,000	1,083
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	1,970	2,102
Anne Arundel County, Special Obligation Bonds (National Business Park Project), Series 2000, 7.375% 2028 (preref. 2010)	1,500	1,666
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	880	892
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2010	2,000	2,123
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015 (preref. 2012)	3,000	3,267
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (67th Issue), 5.00% 2018 (preref. 2011)	1,500	1,611
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 5.00% 2020	1,000	1,030
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 4.50% 2033	700	639
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,504
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	3,000	2,679
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2018	1,000	987

	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2019	$1,000	$975
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2023	1,000	940
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-B, 5.875% 2039	2,500	2,186
Mayor and City Council of Baltimore, Convertible Rev. Ref. Bonds (Baltimore City Parking System Facs.), Series 1996-A, FGIC insured, 5.90% 2009	1,500	1,548
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2020	2,315	2,478
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2021	1,280	1,359
Mayor and City Council of Baltimore, Project and Rev. Bonds (Wastewater Projects), Series 2005-B, MBIA insured, 5.00% 2021 (preref. 2015)	1,030	1,132
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	410	421
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 2002-A, FGIC insured, 5.00% 2021	1,225	1,244
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A, FGIC insured, 6.00% 2015	1,500	1,633
Calvert County, Econ. Dev. Rev. Ref. Bonds (Asbury-Solomons Island Fac.), Series 1997, MBIA insured, 5.00% 2009 (escrowed to maturity)	1,000	1,014
Carroll County, EMA Obligated Group Issue (Fairhaven and Copper Ridge), Rev. Ref. Bonds, Series 1999-A, ASSET GUARANTY insured, RADIAN insured, 5.50% 2019	1,265	1,273
Carroll County, G.O. Bonds, County of Commissioners of Carroll County, Consolidated Public Improvement Ref. Bonds (Delayed Delivery), Series 2003, 5.00% 2010	500	530
Frederick County, Educational Facs. Rev. Bonds (Mount Saint Mary’s University), Series 2007, 4.50% 2025	1,000	856
Frederick County, Educational Facs. Rev. Bonds (Mount Saint Mary’s University), Series 2007, 5.00% 2030	2,000	1,749
Frederick County, G.O. Public Facs. Bonds of 2000, 5.10% 2017 (preref. 2010)	1,000	1,072
Frederick County, G.O. Public Facs. Ref. Bonds of 2006, 5.25% 2021	1,000	1,105
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,000	3,012
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	1,000	936
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030	1,412	1,319
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	1,000	927
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	3,420	2,991
Harford County, Consolidated Public Improvement Bonds, Series 2005, 5.00% 2020	1,000	1,044
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014	795	851
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014 (preref. 2012)	205	222
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,261
Montgomery County, Econ. Dev. Corp., Lease Rev. Bonds (Town Square Parking Garage Project), Series 2002-A, 3.25% 2011	1,000	1,018
Montgomery County, Econ. Dev. Rev. Bonds (Trinity Health Credit Group), Series 2001, 5.50% 2016	1,000	1,069
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2000-A, 5.30% 2013 (preref. 2010)	1,000	1,055
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2011	1,000	1,055
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2012	1,000	1,057
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 5.25% 2015	2,000	2,146
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,513
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.55% 2027	2,000	1,689
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.625% 2032	765	626
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.70% 2037	1,350	1,089
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 2007-D, AMT, 5.50% 2038	995	992
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A, RADIAN insured, 5.375% 2020	750	733
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2004-A, RADIAN insured, 6.70% 2027	1,645	1,802
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	2,075	2,130
Montgomery County, Solid Waste Disposal System Rev. Ref. Bonds, Series 2003-A, AMBAC insured, 5.00% 2013	1,000	1,076
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2010	2,500	2,568
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2016	1,000	1,025
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized - Langley Gardens Apartments Project), Series 1997-A, AMT, 5.60% 2017	1,090	1,102
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor Crossing Apartments Project), Series 2002-A, AMT, 3.90% 2012	300	303
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor Crossing Apartments Project), Series 2002-A, AMT, 5.00% 2023	1,000	944

	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Industrial Dev. Auth. of Prince George’s County, Rev. Ref. Lease Bonds (Upper Marlboro Justice Center Project), Series 2003-A, MBIA insured, 5.00% 2014	$1,500	$1,606
Prince George’s County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021	3,500	3,714
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,840
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	4,500	3,823
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50% 2017	725	689
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	1,660	1,505
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,545	1,338
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2026	1,000	912
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,686	2,963
City of Salisbury, Special Obligation Bonds (Villages at Aydelotte Farm Project), Series 2007, 5.25% 2037	1,775	1,366
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 2001, 4.50% 2015 (preref. 2011)	3,000	3,152
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,748
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Water Supply Bonds of 2005, 5.00% 2019	1,000	1,057
Westminster, Educational Facs. Rev. Bonds (McDaniel College, Inc.), Series 2006, 4.50% 2036	3,000	2,405
		125,302

PUERTO RICO — 5.13%
Electric Power Auth., Power Rev. Bonds, Series WW, 5.25% 2033	1,000	986
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,058
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, FSA insured, 2.39% 2029[1]	1,500	1,260
Electric Power Auth., Rev. Ref. Bonds, Series KK, XLCA insured, 5.00% 2011	1,000	1,038
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)	500	517
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	4,500	4,817
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	455	521
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	52
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	3,755	3,820
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	2,500	2,499
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, FGIC insured, 0% 2040	4,000	647
		17,215

VIRGIN ISLANDS — 0.75%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	1,500	1,519
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	1,000	1,012
		2,531

Total bonds & notes (cost: $319,335,000)		309,914

Short-term securities — 6.91%

Baltimore County, Econ. Dev. Rev. Bonds (Garrison Forest School, Inc. Project), Series 2006, 2.17% 2031[1]	1,450	1,450
Baltimore County, Econ. Dev. Rev. Bonds (Republic Services, Inc. Project), Series 2000, AMT, 2.40% 2020[1]	1,250	1,250
Community Dev. Administration, Dept. of Housing and Community Dev., Multi-family Dev. Rev. Bonds (Princess Anne Townhouses Project), Series 2001-E, AMT, 2.55% 2033[1]	450	450
Economic Dev. Corp., Economic Dev. Rev. Bonds (The Associated Projects), Series 2002-A, 2.20%, 2031[1]	445	445
Health and Higher Educational Facs. Auth., Pooled Loan Program Rev. Bonds, Series 1994-D, 2.15% 2029[1]	5,925	5,925
Health and Higher Educational Facs. Auth., Rev. Bonds (Goucher College Issue), Series 2007, 2.15% 2037[1]	2,725	2,725
Health and Higher Educational Facs. Auth., Rev. Bonds (Loyola College in Maryland Issue), Series 2007, 2.20% 2023[1]	750	750
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-C, 2.15% 2037[1]	1,000	1,000

	Principal amount	Market value
Short-term securities	(000)	(000)

Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2007-B, 2.15% 2034[1]	$400	$400
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 2.40% 2026[1]	3,135	3,135
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 2.05% 2026[1]	1,000	1,000
Montgomery County, Econ. Dev. Rev. Bonds (Institute for Genomic Research, Inc. Fac.), Series 2002, 2.20% 2023[1]	550	550
State Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Maryland Soccer Foundation, Inc. Project), Series 2000, 2.20% 2025[1]	1,805	1,805
County Commissioners of Washington County, Demand Bonds (LSN/TLS Obligated Group Project), Series 2003-E, 2.15% 2033[1]	1,100	1,100
Westminster, Educational Facs. Rev. Bonds (Western Maryland College, Inc.), Series 2000, 2.15% 2030[1]	1,215	1,215

Total short-term securities (cost: $23,200,000)		23,200

Total investment securities (cost: $342,535,000)		333,114
Other assets less liabilities		2,661

Net assets		$335,775

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency                     Dist. = District     G.O. = General Obligation
AMT = Alternative Minimum Tax       Econ. = Economic   Preref. = Prerefunded
Auth. = Authority                     Fac. = Facility           Redev. = Redevelopment
Certs. of Part. = Certificates of Participation     Facs. = Facilities      Ref. = Refunding
Dept. = Department                      Fin. = Finance           Rev. = Revenue
Dev. = Development                                            Fncg. = Financing    TECP = Tax-Exempt Commercial Paper

Tax-Exempt Fund of Virginia®
Investment portfolio

July 31, 2008

	Principal amount	Market value
Bonds & notes — 92.65%	(000)	(000)

VIRGINIA — 80.46%
STATE ISSUERS — 29.71%
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2002-A, 5.00% 2011	$1,530	$1,633
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2006, 5.00% 2026	4,000	3,854
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2006, 5.00% 2029	1,000	947
College Building Auth., Educational Facs. Rev. Bonds (Roanoke College), Series 2007, 5.00% 2023	1,000	1,008
College Building Auth., Educational Facs. Rev. Bonds (Roanoke College), Series 2007, 5.00% 2033	1,375	1,333
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2002-A, 5.00% 2032 (put 2009)	2,500	2,547
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.375% 2021	1,000	1,103
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampden-Sydney College Project), Series 1998, MBIA insured, 5.00% 2016	500	506
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2013	1,000	1,069
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2014	1,815	1,945
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2000, 5.50% 2010	1,300	1,386
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2002, 5.00% 2011	1,000	1,069
Commonwealth Transportation Board, Transportation Rev. Bonds (U.S. Route 58 Corridor Dev. Program), Series 1999-B, 5.50% 2013 (preref. 2009)	4,750	4,942
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.55% 2010	1,000	1,022
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.65% 2011	1,000	1,033
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A-1, AMT, 4.00% 2015	1,300	1,237
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-1, AMT, 4.90% 2020	3,200	3,077
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-5, AMT, 5.20% 2021	2,000	1,969
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-5, AMT, 5.60% 2026	2,000	1,984
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-B, AMT, 4.75% 2032	2,000	1,674
Housing Dev. Auth., Multi-family Housing Bonds, Series 1996-B, 5.95% 2016	710	726
Housing Dev. Auth., Multi-family Housing Bonds, Series 1997-B, AMT, 5.80% 2010	1,185	1,209
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.60% 2009	1,320	1,342
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.70% 2010	1,240	1,259
Housing Dev. Auth., Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017	825	824
Housing Dev. Auth., Rental Housing Bonds, Series 2006-B, AMT, 4.55% 2023	1,260	1,116
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2011	1,000	1,022
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2014	1,000	1,022
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998, 5.00% 2009	1,100	1,123
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,036
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2013	3,700	3,830
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2006, AMT, FSA insured, 5.50% 2015	2,885	3,030
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC insured, 4.75% 2031	1,000	866
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, FSA insured, 5.00% 2027	1,000	955
Public Building Auth., Public Facs. Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	1,000	1,000
Public Building Auth., Public Facs. Rev. Bonds, Series 2000-A, 5.75% 2016 (preref. 2010)	1,000	1,068

	Principal amount	Market value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	$1,000	$ 1,095
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	2,869
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-A, 5.25% 2017	1,000	1,112
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-B, 5.25% 2017	1,000	1,112
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009	2,880	2,916
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-A, 5.00% 2014	1,000	1,064
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-B, 4.00% 2009	1,500	1,535
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	2,000	2,117
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009 (preref. 2008)	120	121
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2000, 5.25% 2015 (preref. 2010)	1,000	1,062
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021	2,610	2,719
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 5.00% 2028	1,500	1,536
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020	2,000	2,077
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,291
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	1,570	1,610
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2002-A, 5.25% 2014	1,460	1,558
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003-B, AMT, MBIA insured, 5.00% 2016	1,000	1,006
Small Business Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Mary Baldwin College), Series 2005, 4.75% 2017	1,485	1,436
Small Business Fncg. Auth., Hospital Rev. Bonds (Wellmont Health System Project), Series 2007-A, 5.25% 2027	2,050	1,932
Southeastern Public Service Auth., Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015	4,825	5,035
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	2,000	2,118
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	3,000	3,318
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2016	1,000	1,068
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2017	1,480	1,580
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,063
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, MBIA insured, 4.75% 2024	2,200	2,202
		106,318

CITY & COUNTY ISSUERS — 50.75%
Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. Ref. Bonds (Johnston Memorial Hospital), Series 1998, 5.00% 2009	1,020	1,038
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	2,000	1,768
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2007, 5.00% 2031	1,000	859
Industrial Dev. Auth. of Amelia County, Solid Waste Disposal Rev. and Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 4.80% 2027 (put 2010)	1,000	995
Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of Virginia, Inc. Project), Series 1999, AMT, 4.875% 2009	3,100	3,098
Industrial Dev. Auth. of the Town of Amherst, Educational Facs. Rev. Ref. Bonds (Sweet Briar College), Series 2006, 5.00% 2026	1,000	913
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024	1,500	1,572
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2011	1,000	1,093
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2012	1,000	1,114
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, FSA insured, 5.375% 2012	2,785	2,819
Industrial Dev. Auth. of Charlotte County, Hospital Rev. Bonds (Halifax Regional Hospital, Inc.), Series 2007, 5.00% 2027	1,000	950
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2009	1,300	1,363
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011	1,500	1,633
City of Chesapeake, G.O. Ref. Bonds, Series 1993, 5.40% 2008	1,000	1,013
City of Chesapeake, G.O. School Ref. Bonds, Series 2003, 5.00% 2013	1,500	1,631
County of Chesterfield, G.O. Public Improvement Bonds, Series 2008, 5.00% 2026	2,000	2,088
Chesterfield County, Water and Sewer Rev. Ref. Bonds, Series 1992, 6.375% 2009	330	331
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024	3,000	3,092
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,637

	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	$3,795	$3,918
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.00% 2027	1,000	910
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.125% 2037	2,000	1,755
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 6.75% 2012 (preref. 2009)	500	535
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029 (preref. 2009)	2,500	2,704
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	2,500	2,169
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036	3,000	2,491
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027	1,640	1,686
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health Systems Project), Series 1998-A, 5.00% 2011	1,500	1,518
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2011	1,000	1,046
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,697
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993- A, FSA insured, 5.25% 2019	1,000	1,082
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (FHA-Insured Mortgage - Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,053
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Grand View Apartments Project), Series 1998-A, AMT, 5.05% 2010	450	457
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,084
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,107
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027	1,500	1,470
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.00% 2015	1,500	1,547
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.25% 2021	2,000	2,002
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025	1,000	1,001
H2O Community Dev. Auth., Special Assessment Bonds, Series 2007, 5.20% 2037	3,440	2,461
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2014	1,000	1,063
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2015	1,500	1,584
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2013	2,240	2,414
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2014	1,000	1,090
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 2000, 5.25% 2011	1,000	1,056
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 4.00% 2009	500	502
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 5.00% 2012	1,220	1,278
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008, 5.00% 2025	1,000	1,038
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008, 5.00% 2033	2,000	2,035
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008, 5.00% 2038	1,500	1,522
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2010	1,375	1,475
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.375% 2018	1,500	1,703
Industrial Dev. Auth. of the City of Harrisonburg, Hospital Facs. Rev. Bonds (Rockingham Memorial Hospital), Series 2006, AMBAC insured, 4.00% 2018	1,170	1,122
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2027	1,000	910
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2035	1,850	1,603
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,056

	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013	$580	$620
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014	1,000	957
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-A, 6.85% 2019	146	147
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	424	428
Econ. Dev. Auth. of James City County, Lease Rev. Bonds (Public Fac. Projects), Series 2006, FSA insured, 5.00% 2021	1,000	1,050
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.35% 2026	2,250	2,071
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.50% 2034	750	664
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	2,425	2,421
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012	1,795	1,934
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.00% 2012 (preref. 2010)	1,000	1,050
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.25% 2015 (preref. 2011)	500	536
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds, (Falcons Landing Project), Series 2004-A, 6.00% 2024	2,000	1,973
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2007, 5.00% 2021	500	530
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2000, FSA insured, 5.00% 2014 (preref. 2011)	1,185	1,264
Industrial Dev. Auth. of the City of Lynchburg, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of Lynchburg), Series 2007, 5.00% 2031	500	429
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026	2,325	1,905
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 2036	2,000	1,530
City of Newport News, G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020	1,000	1,044
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2003-A, 5.00% 2010	1,000	1,050
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2007-B, 5.25% 2022	1,805	1,983
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2023	2,000	2,099
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2027	1,000	1,034
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2023	1,110	1,150
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2024	1,085	1,121
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2014	1,485	1,504
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2015	1,565	1,579
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027	2,120	2,178
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	3,000	2,705
Econ. Dev. Auth. of the County of Powhatan, Lease Rev. Bonds (Virginia Capital Projects), Series 2007, AMBAC insured, 5.00% 2020	1,110	1,145
County of Prince William, Industrial Dev. Auth., Hospital Fac. Rev. Bonds (Potomac Hospital Corp. of Prince William), Series 2003, 5.00% 2013	1,000	1,038
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2019	1,635	1,721
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	2,188	2,190
Reynolds Crossing Community Dev. Auth. (Henrico County), Special Assessment Rev. Bonds (Reynolds Crossing Project), Series 2007, 5.10% 2021	2,000	1,766
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2001, FGIC insured, 5.375% 2015 (preref. 2011)	1,000	1,087
City of Richmond, Public Utility Rev. and Ref. Bonds, Series 2007-A, FSA insured, 4.50% 2022	500	506
City of Richmond, Public Utility Rev. and Ref. Bonds, Series 2007-A, FSA insured, 4.50% 2026	1,000	988
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 1998, FGIC insured, 5.25% 2012	1,000	1,063
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 2002, FGIC insured, 5.25% 2017	1,120	1,195
Riverside Regional Jail Auth., Jail Fac. Rev. Bonds, Series 2003, MBIA insured, 5.00% 2015	1,000	1,064
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008, ASSURED GUARANTY insured, 5.00% 2023	1,460	1,509
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008, ASSURED GUARANTY insured, 5.00% 2032	1,500	1,500
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, MBIA insured, 5.50% 2015	3,500	3,688
City of Salem, G.O. Public Improvement Ref. Bonds, Series 2007-A, 4.50% 2027	1,050	1,032

	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
City of Suffolk, G.O. Public Improvement and Ref. Bonds, Series 2007, MBIA insured, 4.50% 2028	$1,000	$947
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2023	4,000	4,144
City of Virginia Beach Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Health System), Series 1998, 5.25% 2011	1,000	1,016
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 6.00% 2011	1,000	1,072
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	2,200	2,321
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.375% 2017	1,500	1,613
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.00% 2021	2,000	2,048
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2020	1,000	1,060
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015 (preref. 2012)	1,500	1,610
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2016 (preref. 2012)	1,500	1,610
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2012 (preref. 2011)	2,425	2,604
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2013 (preref. 2011)	2,425	2,604
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2016	1,350	1,485
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017	1,000	1,098
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	1,400	1,284
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, MBIA insured, 5.00% 2022	1,215	1,216
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, MBIA insured, 5.00% 2023	1,275	1,267
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Bonds (Valley Health System Obligated Group), Series 2007, 5.00% 2026	1,250	1,233
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 4.875% 2019	1,005	948
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.20% 2027	1,000	915
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.30% 2035	1,000	883
		181,577

DISTRICT OF COLUMBIA — 5.75%
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, MBIA insured, 5.25% 2010	1,000	1,013
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2001-A, AMT, MBIA insured, 5.50% 2014	1,000	1,035
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2005-A, AMT, MBIA insured, 5.25% 2017	1,000	1,016
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2006-A, AMT, FSA insured, 5.00% 2032	1,000	935
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT, AMBAC insured, 5.00% 2020	1,000	970
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	1,813
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2013	1,000	1,041
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2014	1,000	1,034
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2016	1,995	2,035
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT, FGIC insured, 5.125% 2029	2,000	1,872
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-C-1, AMT, FSA insured, 5.00% 2008	500	502
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, MBIA insured, 5.25% 2012	1,000	1,039
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, MBIA insured, 5.00% 2019	1,000	982
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-D, AMBAC insured, 5.00% 2021	2,155	2,194
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC insured, 5.00% 2023	1,965	1,967
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC insured, 5.00% 2025	1,130	1,118
		20,566

PUERTO RICO — 5.81%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, ASSURED GUARANTY insured, 5.00% 2028	2,000	2,011
Electric Power Auth., Power Rev. Bonds, Series WW, 5.25% 2033	1,000	986
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,058
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, FSA insured, 2.39% 2029[1]	2,500	2,100
Government Dev. Bank, Series 2006-B, 5.00% 2015	1,000	1,011

	Principal amount	Market value
Bonds & notes	(000)	(000)

PUERTO RICO (continued)
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, AMBAC insured, 5.00% 2035 (put 2010)	$1,150	$1,169
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series CC, 5.50% 2030	1,200	1,221
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series N, AMBAC insured, 5.50% 2029	1,000	1,011
Public Buildings Auth., Government Facs. Rev. and Rev. Ref. Bonds, Series A, 5.50% 2014	1,000	1,043
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	1,040	1,113
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, AMBAC insured, 5.50% 2035 (put 2017)	1,000	1,029
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, AMBAC insured, 5.25% 2030 (put 2012)	1,000	1,014
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	3,000	2,999
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, MBIA insured, 5.25% 2029 (put 2012)	2,000	2,029
Public Improvement G.O. Ref. Bonds, Series 2004-A, 5.00% 2030 (put 2012)	1,000	1,001
		20,795

VIRGIN ISLANDS — 0.63%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	1,000	1,013
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017	750	758
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018	500	501
		2,272

Total bonds & notes (cost: $336,786,000)		331,528

Short-term securities — 6.67%

Industrial Dev. Auth. of Albemarle County, Rev. Bonds (Thomas Jefferson Foundation, Inc.), Series 2007, 2.20% 2037[1]	1,500	1,500
Industrial Dev. Auth. of the City of Alexandria, Demand Rev. Ref. Bonds (Goodwin House), Series 2005, 2.10% 2035[1]	500	500
Industrial Dev. Auth. of the City of Alexandria, Pooled Loan Program Rev. Bonds, Series 1996-A, 2.15% 2026[1]	850	850
Industrial Dev. Auth. of the City of Alexandria, Rev. Fac. Bonds (Assn. for Supervision and Curriculum Dev.), Series C, 2.17% 2023[1]	925	925
County of Arlington, Demand Rev. Bonds (Ballston Public Parking Project), 2.25% 2017[1]	625	625
Ashland Industrial Dev. Auth., Health and Community Services Facs. Rev. Bonds (YMCA, Greater Richmond Project), Series 2000-A, 2.17% 2020[1]	685	685
Industrial Dev. Auth. of City of Charlottesville, Educational Facs. Rev. Bonds (University of Virginia Foundation Projects), Series 2006-A, 2.04% 2037[1]	1,200	1,200
Chesapeake Hospital Auth., Hospital Fac. Rev. Bonds (Chesapeake General Hospital), Series 2001-A, 2.20% 2031[1]	1,500	1,500
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-B, 2.60% 2026[1]	1,400	1,400
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-C, 2.10% 2026[1]	1,200	1,200
Fairfax County Econ. Dev. Auth., Multi-Modal Rev. Bonds (Smithsonian Institution Issue), Series A, 2.15% 2033[1]	870	870
Fairfax County Econ. Dev. Auth., Multi-Modal Rev. Bonds (Smithsonian Institution Issue), Series B, 2.00% 2033[1]	1,080	1,080
Fairfax County Industrial Dev. Auth., Demand Obligation Rev. Bonds (Fairfax Hospital System, Inc.), Series 1988-D, 2.20% 2025[1]	1,500	1,500
Industrial Dev. Auth. of King George County, Demand Exempt Fac. Rev. Bonds (Birchwood Power Partners, L.P. Project), Series 1995, AMT, 2.62% 2025[1]	1,100	1,100
Industrial Dev. Auth. of King George County, Demand Exempt Fac. Rev. Bonds (Birchwood Power Partners, L.P. Project), Series 1997, AMT, 2.62% 2027[1]	400	400
Industrial Dev. Auth. of King George County, Solid Waste Disposal Fac. Rev. Bonds (Garnet of Virginia, Inc. Project), Series 1996, AMT, 2.40% 2021[1]	500	500
Industrial Dev. Auth. of the City of Lexington, Tax-Exempt Educational Facs. Rev. Bonds (V.M.I. Dev. Board, Inc. Project), Series 2006, 2.10% 2036[1]	470	470
Industrial Dev. Auth. of Loudoun County, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-B, 2.00% 2038[1]	1,000	1,000
Industrial Dev. Auth. of Loudoun County, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-D, 2.05% 2038[1]	1,000	1,000

	Principal amount	Market value
Short-term securities	(000)	(000)

County of Prince William, Certs. of Part. (Prince William County Facs.), Series 2006-B, 2.40% 2026[1]	$2,500	$2,500
Industrial Dev. Auth. of the City of Richmond, Educational Facs. Rev. Bonds (Church Schools in the Diocese of Virginia), Series 2005, 2.20% 2035[1]	950	950
Small Business Fncg. Auth., Tax-Exempt Rev. Bonds (Virginia Museum of Fine Arts Foundation Project), Series 2005, 2.12% 2035[1]	1,100	1,100
City of Virginia Beach Dev. Auth., Educational Facs. Rev. and Ref. Bonds (Virginia Wesleyan College Project), Series 2007, 2.20% 2033[1]	1,000	1,000

Total short-term securities (cost: $23,855,000)		23,855

Total investment securities (cost: $360,641,000)		355,383
Other assets less liabilities		2,423

Net assets		$357,806

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency                  Dist. = District    G.O. = General Obligation
AMT = Alternative Minimum Tax              Econ. = Economic  Preref. = Prerefunded
Auth. = Authority                         Fac. = Facility             Redev. = Redevelopment
Certs. Of Part. = Certificates of Participation    Facs. = Facilities        Ref. = Refunding
Dept. = Department                      Fin. = Finance             Rev. = Revenue
Dev. = Development                    Fncg. = Financing      TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your financial professional and should be read carefully before investing.
MFGEFP-970-0908O-S15852

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
The American Funds Tax-Exempt Series I:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the “Trust”) as of July 31, 2008, and for the year then ended and have issued our unqualified report thereon dated September 11, 2008 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Trust's investment portfolios (the “Portfolios”) as of July 31, 2008 appearing in Item 6 of this Form N-CSR. The Portfolios are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Portfolios based on our audits.

In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Trust referred to above, present fairly, in all material respects, the information set forth therein.

Los Angeles, California
September 11, 2008

ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8. Portfolio managers of Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows.  The Registrant has a Governance Committee comprised solely of persons who are not considered “interested persons” of the Registrant within the meaning of the Investment Company Act of 1940.  The Committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees.  While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board.  Such suggestions must be sent in writing to the Governance Committee of the Registrant, c/o the Registrant’s Secretary, and should be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Governance Committee.

ITEM 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

ITEM 12. Exhibits.

(a) The Code of Ethics that is the subject of the disclosure required by Item 2 is filed as an exhibit hereto.

(b) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, and Sections
      302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Funds Tax-Exempt Series I

By
     /s/ Jeffrey L. Steele, President and
     Principal Executive Officer

Date: September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By
     /s/ Jeffrey L. Steele, President and
     Principal Executive Officer

Date: September 26, 2008

By
     /s/ Michael W. Stockton, Vice President, Treasurer
     and Principal Financial Officer

Date: September 26, 2008